Material Accounting Policy Information (Details)	9 Months Ended
Sep. 30, 2025
Bottom of range [member]
Accounting Policies [Line Items]
Useful lives of amortization term	1 year
Top of range [member]
Accounting Policies [Line Items]
Useful lives of amortization term	34 years